UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: January 31, 2008

ITEM 1.      SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
INSTITUTIONAL TRUST

SMASH SERIES EC FUND

FORM NQ
JANUARY 31, 2008

Notes to Schedule of Investments (unaudited)

Investment in SMASh Series EC Portfolio, at value $33,332,368.

SMASh Series EC Fund (the “Fund”) is a separate non-diversified series of the Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in SMASh Series EC Portfolio (the “Portfolio”), a management investment company that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of the Fund's investment in the Portfolio reflects the Fund’s proportionate interest (99.9% at January 31, 2008) in the net assets of the Portfolio. Valuation of securities by the portfolio is discussed in Note 1(a) of the Portfolio's Notes to Schedule of Investments, which are included elsewhere in this report.

SMASh Series EC Portfolio

Schedule of Investments (unaudited)		January 31, 2008

Face
Amount†	Security	Value
CORPORATE BONDS & NOTES — 57.8%
Aerospace & Defense — 0.8%
100,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (a)(b)	$98,250
150,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12
	(c)	154,500
	Total Aerospace & Defense	252,750
Airlines — 0.5%
34,974	Continental Airlines Inc., 8.388% due 5/1/22 (c)	34,274
120,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)(c)	124,800
	Total Airlines	159,074
Auto Components — 0.6%
250,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10 (c)	205,625
Automobiles — 4.5%
520,000	Ford Motor Co., Notes, 7.450% due 7/16/31 (c)	386,100
1,360,000	General Motors Corp., Senior Debentures, 8.375% due 7/15/33 (c)	1,111,800
	Total Automobiles	1,497,900
Beverages — 0.2%
80,000	Constellation Brands Inc., Senior Notes, 8.375% due 12/15/14 (c)	82,800
Building Products — 0.2%
75,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12 (c)	73,875
Chemicals — 0.3%
70,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16 (c)	45,500
50,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (c)	53,875
	Total Chemicals	99,375
Commercial Banks — 7.5%
100,000	Barclays Capital Cayman Ltd., 6.060% due 3/20/08 (a)(c)(d)	99,051
151,880	HSBC Bank PLC, 7.000% due 11/1/11 (c)	157,866
	ICICI Bank Ltd., Subordinated Bonds:
470,000	6.375% due 4/30/22 (a)(c)(d)	397,259
380,000	6.375% due 4/30/22 (a)(c)(d)	318,466
	TuranAlem Finance BV, Bonds:
1,400,000	8.250% due 1/22/37 (a)(c)	1,228,500
330,000	8.250% due 1/22/37 (a)	289,575
	Total Commercial Banks	2,490,717
Commercial Services & Supplies — 0.7%
75,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due
	7/15/11 (c)	68,063
100,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes,
	9.500% due 2/15/13 (c)	104,250
60,000	US Investigations Services Inc., Senior Notes, 10.500% due 11/1/15 (a)	52,800
	Total Commercial Services & Supplies	225,113
Consumer Finance — 12.2%
	Ford Motor Credit Co.:
55,000	Notes, 7.375% due 10/28/09 (c)	52,987
	Senior Notes:
330,000	9.875% due 8/10/11 (c)	316,854
150,000	8.000% due 12/15/16 (c)	126,129
1,550,000	Ford Motor Credit Co. LLC, Notes, 7.800% due 6/1/12 (c)	1,374,083
	General Motors Acceptance Corp.:
950,000	Bonds, 8.000% due 11/1/31 (c)	789,177

See Notes to Schedule of Investments.

SMASh Series EC Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Face
Amount†	Security	Value
Consumer Finance — 12.2% (continued)
	Notes:
600,000	6.875% due 9/15/11 (c)	$524,967
200,000	6.625% due 5/15/12 (c)	169,277
	GMAC LLC:
200,000	6.000% due 4/1/11 (c)	171,115
640,000	Senior Notes, 6.000% due 12/15/11 (c)	540,109
	Total Consumer Finance	4,064,698
Diversified Consumer Services — 0.3%
100,000	Education Management LLC/Education Management Finance Corp., Senior
	Subordinated Notes, 10.250% due 6/1/16 (c)	95,750
Diversified Financial Services — 0.6%
50,000	AAC Group Holding Corp., Senior Discount Notes, step bond to yield
	11.622% due 10/1/12 (c)	41,750
54,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11
	(a)	55,807
50,000	Leucadia National Corp., Senior Notes, 7.125% due 3/15/17 (c)	47,375
60,000	Residential Capital LLC, Senior Notes, 7.500% due 2/22/11 (c)	37,800
50,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to
	yield 12.761% due 10/1/15 (c)	35,750
	Total Diversified Financial Services	218,482
Diversified Telecommunication Services — 2.4%
80,000	Citizens Communications Co., Senior Notes, 7.875% due 1/15/27 (c)	73,600
30,000	Hawaiian Telcom Communications Inc., Senior Notes, 9.750% due 5/1/13 (c)	27,750
70,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16 (c)	70,350
120,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14 (c)	103,800
75,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16
	(a)	76,500
225,000	Qwest Communications International Inc., 7.250% due 2/15/11 (c)	223,875
150,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16 (c)	136,500
	Windstream Corp.:
65,000	8.125% due 8/1/13 (c)	66,950
30,000	Senior Notes, 8.625% due 8/1/16 (c)	31,200
	Total Diversified Telecommunication Services	810,525
Electric Utilities — 0.3%
50,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10 (c)	54,625
50,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)	40,000
	Total Electric Utilities	94,625
Energy Equipment & Services — 0.6%
150,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (c)	146,250
50,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14 (a)	50,375
	Total Energy Equipment & Services	196,625
Gas Utilities — 0.1%
50,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes,
	6.875% due 12/15/13 (c)	48,750
Health Care Providers & Services — 1.3%
	HCA Inc.:
	Senior Notes:
7,000	6.500% due 2/15/16 (c)	5,976
27,000	9.250% due 11/15/16 (c)	28,384
	Senior Secured Notes:
50,000	9.125% due 11/15/14	52,063
146,000	9.625% due 11/15/16 (b)(c)	154,030

See Notes to Schedule of Investments.

SMASh Series EC Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Face
Amount†	Security	Value
Health Care Providers & Services — 1.3% (continued)
73,000	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14 (c)	$70,080
145,000	US Oncology Holdings Inc., Senior Notes, 10.759% due 3/15/12 (b)(c)(d)	109,837
	Total Health Care Providers & Services	420,370
Hotels, Restaurants & Leisure — 1.1%
50,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15 (c)	42,750
	Station Casinos Inc., Senior Notes:
100,000	6.000% due 4/1/12 (c)	87,750
260,000	7.750% due 8/15/16	230,425
	Total Hotels, Restaurants & Leisure	360,925
Household Durables — 0.5%
75,000	KB Home, Senior Subordinated Notes, 8.625% due 12/15/08 (c)	75,000
80,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000%
	due 11/1/11 (c)	80,000
	Total Household Durables	155,000
Independent Power Producers & Energy Traders — 8.6%
	AES Corp.:
80,000	7.750% due 10/15/15 (c)	82,200
470,000	8.000% due 10/15/17 (c)	481,750
697,000	Senior Notes, 7.750% due 3/1/14 (c)	714,425
50,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19 (c)	45,750
	Edison Mission Energy, Senior Notes:
50,000	7.750% due 6/15/16 (c)	51,250
10,000	7.000% due 5/15/17 (c)	9,775
20,000	7.200% due 5/15/19 (c)	19,600
10,000	7.625% due 5/15/27 (c)	9,425
	Energy Future Holdings, Senior Notes:
20,000	10.875% due 11/1/17 (a)	19,900
980,000	11.250% due 11/1/17 (a)(b)	970,200
	NRG Energy Inc., Senior Notes:
60,000	7.250% due 2/1/14 (c)	58,575
110,000	7.375% due 2/1/16 (c)	106,562
100,000	7.375% due 1/15/17	97,125
	TXU Corp., Senior Notes:
200,000	5.550% due 11/15/14 (c)	160,975
30,000	6.500% due 11/15/24 (c)	22,362
45,000	6.550% due 11/15/34 (c)	33,070
	Total Independent Power Producers & Energy Traders	2,882,944
IT Services — 0.4%
150,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15
	(c)	150,750
Leisure Equipment & Products — 2.0%
680,000	Eastman Kodak Co., 7.250% due 11/15/13 (c)	671,500
Machinery — 0.1%
20,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14 (c)	19,850
Media — 2.0%
50,000	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13 (c)	49,750
130,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15
	(c)	93,763
75,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes,
	8.375% due 3/15/13 (c)	77,906
150,000	EchoStar DBS Corp., Senior Notes, 7.125% due 2/1/16 (c)	150,562

See Notes to Schedule of Investments.

SMASh Series EC Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Face
Amount†	Security	Value
Media — 2.0% (continued)
60,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (c)	$54,000
85,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 10/15/17 (a)	72,463
125,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (a)	114,375
50,000	XM Satellite Radio Inc., Senior Notes, 9.411% due 5/1/13 (c)(d)	43,000
	Total Media	655,819
Metals & Mining — 1.8%
160,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (c)	170,400
50,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (c)	49,875
50,000	Noranda Aluminum Holding Corp., Senior Notes, 10.488% due 11/15/14
	(a)(b)(d)	38,250
100,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15 (c)	92,750
100,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)	94,500
105,000	Steel Dynamics Inc., 7.375% due 11/1/12 (a)	105,262
75,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (c)	67,875
	Total Metals & Mining	618,912
Multiline Retail — 0.3%
60,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (a)(b)	48,300
50,000	Neiman Marcus Group Inc., 7.125% due 6/1/28 (c)	44,750
	Total Multiline Retail	93,050
Oil, Gas & Consumable Fuels — 5.7%
110,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12 (c)	110,000
	Chesapeake Energy Corp.:
130,000	7.750% due 1/15/15 (c)	133,900
150,000	Senior Notes, 6.875% due 1/15/16	149,250
	El Paso Corp.:
31,000	Medium-Term Notes, 7.750% due 1/15/32 (c)	30,979
600,000	Senior Subordinated Notes, 7.000% due 6/15/17 (c)	611,720
80,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due
	8/1/66 (c)(d)	80,066
80,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11 (c)	76,800
520,000	Intergas Finance BV, 6.375% due 5/14/17 (a)(c)	461,500
75,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (c)	70,313
70,000	Petroplus Finance Ltd., Senior Note, 7.000% due 5/1/17 (a)	63,875
50,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14 (c)	49,250
	Williams Cos. Inc.:
21,000	Debentures, 7.500% due 1/15/31 (c)	22,470
38,000	Notes, 8.750% due 3/15/32 (c)	45,600
	Total Oil, Gas & Consumable Fuels	1,905,723
Paper & Forest Products — 0.8%
50,000	Abitibi-Consolidated Inc., Notes, 8.550% due 8/1/10 (c)	41,250
220,000	NewPage Corp., 10.000% due 5/1/12 (a)	220,000
	Total Paper & Forest Products	261,250
Pharmaceuticals — 0.1%
50,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12
	(c)*	20,250
Real Estate Management & Development — 0.3%
170,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (a)	102,000
Road & Rail — 0.3%
110,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16 (c)	106,288
Specialty Retail — 0.2%
	Michaels Stores Inc.:

See Notes to Schedule of Investments.

SMASh Series EC Portfolio

Schedule of Investments (unaudited) (continued)			January 31, 2008

Face
Amount†		Security	Value
Specialty Retail — 0.2% (continued)
20,000		11.375% due 11/1/16 (c)	$16,300
50,000		Senior Notes, 10.000% due 11/1/14 (c)	44,750
		Total Specialty Retail	61,050
Tobacco — 0.1%
50,000		Alliance One International Inc., Senior Notes, 8.500% due 5/15/12 (c)	46,750
Trading Companies & Distributors — 0.2%
40,000		H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16 (c)	37,000
50,000		Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	41,750
		Total Trading Companies & Distributors	78,750
Transportation Infrastructure — 0.1%
75,000		Saint Acquisition Corp., Senior Secured Notes, 12.619% due 5/15/15 (a)(c)(d)	28,875
Wireless Telecommunication Services — 0.1%
20,000		ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	17,400
		TOTAL CORPORATE BONDS & NOTES
		(Cost — $19,841,632)	19,274,140

COLLATERALIZED SENIOR LOANS — 5.0%
IT Services — 1.0%
369,075		First Data Corp., Term Loan 7.630% due 10/15/14 (c)(d)	333,859
Media — 2.6%
500,000		Charter Communications Operating LLC, Term Loan B 6.990% due 3/15/14 (c)(d)	437,741
500,000		Univision Communications Inc., Term Loan B 7.610% due 9/15/14 (c)	412,552
		Total Media	850,293
Wireless Telecommunication Services — 1.4%
		Telesat Canada:
2,625		Delayed Draw Term Loan, Tranch B, 6.623% due 10/15/14 (c)(d)	2,490
36,745		Term Loan, 6.260% due 10/15/14 (c)(d)	34,862
460,630		Term Loan B, 7.901% due 10/15/14 (c)	437,023
		Total Wireless Telecommunication Services	474,375
		TOTAL COLLATERALIZED SENIOR LOANS
		(Cost — $1,786,897)	1,658,527
Face
Amount†
SOVEREIGN BONDS — 10.6%
Brazil — 6.2%
		Brazil Nota do Tesouro Nacional:
2,377,000	BRL	10.000% due 7/1/10 (c)	1,276,430
1,500,000	BRL	Series F, 10.000% due 1/1/12 (c)	781,812
		Total Brazil	2,058,242
Canada — 0.2%
48,977	CAD	Government of Canada, Bonds, 4.000% due 12/1/31 (c)	67,405
France — 3.2%
740,000	EUR	Government of France, Bonds, 3.750% due 4/25/17 (c)	1,076,260
Germany — 1.0%
219,000	EUR	Bundesrepublik Deutschland, Bonds, 3.750% due 1/4/15 (c)	325,085
		TOTAL SOVEREIGN BONDS
		(Cost — $3,447,859)	3,526,992

See Notes to Schedule of Investments.

SMASh Series EC Portfolio

Schedule of Investments (unaudited) (continued)			January 31, 2008

Shares		Security	Value
CONVERTIBLE PREFERRED STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
		General Motors Corp. (c)
600		(Cost - $15,000)	$15,114
Contracts
PURCHASED OPTION — 0.1%
		Great British Pound Futures, Call @ $93.00, expires 3/19/08
5,000	GBP	(Cost - $6,337)	15,717
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $25,097,725)	24,490,490
Face
Amount†

SHORT-TERM INVESTMENTS — 27.5%
Sovereign Bonds — 6.9%
3,670,000		Bank Negara Malaysia Monetary Notes, Zero coupon bond to yield 2.379%
	MYR	due 6/5/08 (c)	1,121,133
		Egypt Treasury Bills:
3,875,000	EGP	Zero coupon bond to yield 5.723% due 11/11/08 (c)	660,302
3,000,000	EGP	Zero coupon bond to yield 6.425% due 1/6/09 (c)	505,614
		Total Sovereign Bonds
		(Cost — $2,278,499)	2,287,049
U.S. Government Agencies — 0.5%
		Federal National Mortgage Association (FNMA):
55,000		4.220% due 3/20/08 (e)(f)	54,694
		Discount Notes:
1,000		4.295% due 3/17/08 (e)(f)	995
119,000		2.650% - 5.203% due 3/17/08 (e)(f)	118,417
10,000		4.321% due 3/19/08 (e)(f)	9,944
		Total U.S. Government Agencies
		(Cost — $184,050)	184,050
Repurchase Agreement — 20.1%
6,700,000		Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement, dated
		1/31/08, 2.770% due 2/1/08; Proceeds at maturity - $6,700,516 (Fully
		collateralized by U.S. government agency obligation, 0.000% due 4/9/08;
		Market value - $6,834,000)
		(Cost - $6,700,000) (c)	6,700,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $9,162,549)	9,171,099
		TOTAL INVESTMENTS — 101.0% (Cost — $34,260,274#)	33,661,589
		Liabilities in Excess of Other Assets — (1.0)%	(324,500)
		TOTAL NET ASSETS — 100.0%	$33,337,089

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	All or a portion of this security is segregated for open futures contracts, swap contracts, and foreign currency contracts.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.
(e)	Rate shown represents yield-to-maturity.
(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.
*	Subsequent to the reporting period, on March 10, 2008, the company filed for bankruptcy.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

SMASh Series EC Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Abbreviations used in this schedule:
BRL - Brazilian Real
CAD - Canadian Dollar
EGP - Egyptian Pound
EUR - Euro
GBP - Great British Pound
MYR - Malaysian Ringgit

Schedule of Options Written
		Expiration	Strike
Contracts	Security	Date	Price	Value
300,000	Swaption, Put	2/20/08	$0.96	$142
300,000	Swaption, Put	2/20/08	0.95	421
3	U.S. Treasury Bonds Futures, Call	2/22/08	116.00	11,344
21	U.S. Treasury Notes 10 Year Futures, Call	2/22/08	117.00	22,969
	TOTAL OPTIONS WRITTEN
	(Premiums received - $21,513)			$34,876

See Notes to Scedule of Investments.

Notes to Schedule of Investments (unaudited)

1.       Organization and Significant Accounting Policies

SMASh Series EC Portfolio (the “Portfolio”) is a separate non-diversified investment series of the Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net assets, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Financial Futures Contracts. The Portfolio may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices, currency exchange rates or interest rates as a substitute for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Portfolio recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

Notes to Schedule of Investments (unaudited) (continued)

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward Foreign Currency Contracts. The Portfolio may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit Default Swaps. The Portfolio may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Portfolio may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

(h) Credit and Market Risk. The Portfolio invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(i) Foreign Risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies may, require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Other Risks. Consistent with its objective to seek high current income, the Portfolio may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(k) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2.      Investments

At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation					$298,766
Gross unrealized depreciation					(897,451)
Net unrealized depreciation					$(598,685)

At January 31, 2008, the Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)
Contracts to Buy:
German Republic Bond Futures	9	3/08	$1,543,033	$1,558,564	$15,531
Great British Pound Futures	4	3/08	6,336	15,717	9,381
LIBOR Futures	3	3/08	698,802	705,626	6,824
U.S. Treasury 5 Year Notes Futures	60	3/08	6,599,987	6,780,000	180,013
U.S. Treasury 10 Year Notes Futures	7	3/08	788,738	817,031	28,293
U.S. Treasury Bond Futures	16	3/08	1,865,674	1,909,000	43,326
Euribor Futures	8	6/08	2,839,343	2,851,304	11,961
LIBOR Futures	3	6/08	703,925	708,312	4,387
LIBOR Futures	5	9/08	1,174,476	1,183,752	9,276
					308,992
Contracts to Sell:
Great British Pound Futures	1	3/8	122,182	124,050	(1,868)
Net Unrealized Gain on Open Futures Contracts					$307,124

At January 31, 2008, the Portfolio had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts were as follows:

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain (Loss)
Contracts to Buy:
Canadian Dollar	69,190	$69,012	2/12/08	$(40)
Euro Currency	970,000	1,439,066	2/12/08	1,803
Euro Currency	750,000	1,112,680	2/12/08	6,847
Euro Currency	229,010	339,753	2/12/08	5,305
Great British Pound	373,716	742,974	2/12/08	961
Japanese Yen	35,126,700	329,323	2/12/08	18,352
Japanese Yen	49,466,520	463,763	2/12/08	24,763
Japanese Yen	84,593,220	797,360	5/7/08	(689)
				57,302
Contracts to Sell:
Canadian Dollar	69,190	69,012	2/12/08	2,178
Euro Currency	750,000	1,112,680	2/12/08	(47,575)
Euro Currency	229,010	339,753	2/12/08	(14,089)
Euro Currency	970,000	1,439,066	2/12/08	(55,933)
Great British Pound	135,000	268,390	2/12/08	5,532
Great British Pound	238,716	474,585	2/12/08	1,415
Japanese Yen	84,593,220	793,087	2/12/08	411
Canadian Dollar	69,190	68,886	5/7/08	35
Euro Currency	229,010	338,787	5/7/08	(1,684)
Euro Currency	970,000	1,434,974	5/7/08	(6,552)
Euro Currency	750,000	1,109,516	5/7/08	(4,976)
Great British Pound	373,716	738,896	5/7/08	(694)
				(121,932)
Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(64,630)

Notes to Schedule of Investments (unaudited) (continued)

During the period ended January 31, 2008, written option transactions for the Portfolio were as follows:

	Number of	Premiums
	Contracts
Options written, outstanding October 31, 2007	—	—
Options written	1,400,024	$28,633
Options closed	—	—
Options expired	(800,000)	(7,120)
Options written, outstanding January 31, 2008	600,024	$21,513

At January 31, 2008, the Portfolio held the following credit default swap contracts:

Swap Counterparty:	Barclays Bank PLC
Effective Date:	8/15/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$600,000
Termination Date:	6/20/12
Unrealized Depreciation:	$(14,645)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	1/15/08
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$6,000,000
Termination Date:	12/20/12
Unrealized Depreciation:	$(39,738)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	8/15/07
Referenced Entity:	GMAC
Notional Amount:	$300,000
Termination Date:	9/20/08
Unrealized Depreciation:	$(39,329)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	3/27/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$900,000
Termination Date:	6/20/12
Unrealized Depreciation:	$(78,780)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	8/7/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$400,000
Termination Date:	6/20/12
Unrealized Depreciation:	$(13,013)

ITEM 2.     CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.     EXHIBITS.

              Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2008

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	March 28, 2008